Intangible Assets other than Goodwill - Additional Information (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Research And Development Expense [Abstract]
Research and development expense	₩ 717,561	₩ 727,810	₩ 689,397